Investment Objectives and Goals	Jun. 09, 2025
Hedgeye Capital Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Hedgeye Capital Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Hedgeye Capital Allocation ETF (the “Fund”) seeks long-term capital appreciation.
Hedgeye Quality Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Hedgeye Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Hedgeye Quality Growth ETF (the “Fund”) seeks long-term capital appreciation.